Shareholder Report, Average Annual Return (Details) 195036_Hood River Emerging Markets Fund_Investor Shares_TSR Annual {Investor Shares}	7 Months Ended	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2026
Investor Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Investor Shares
Average Annual Return, Percent	81.87%
MSCI Emerging Markets Index Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index Net (USD)
Average Annual Return, Percent	29.93%